Segment Information - Summary of Capital Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Capital expenditure	£ 3,960	£ 3,963	£ 3,522
Acquisition of spectrum		304
Capital expenditure including spectrum		4,267
Consumer
Disclosure of operating segments [line items]
Capital expenditure	948	944	814
Acquisition of spectrum		0
Capital expenditure including spectrum		944
Enterprise
Disclosure of operating segments [line items]
Capital expenditure	501	551	597
Acquisition of spectrum		0
Capital expenditure including spectrum		551
Global
Disclosure of operating segments [line items]
Capital expenditure	223	245	278
Acquisition of spectrum		0
Capital expenditure including spectrum		245
Openreach
Disclosure of operating segments [line items]
Capital expenditure	2,108	2,081	1,699
Acquisition of spectrum		0
Capital expenditure including spectrum		2,081
Other
Disclosure of operating segments [line items]
Capital expenditure	180	142	134
Acquisition of spectrum		304
Capital expenditure including spectrum		446
Intangible assets
Disclosure of operating segments [line items]
Capital expenditure	790	680	642
Intangible assets | Consumer
Disclosure of operating segments [line items]
Capital expenditure	291	272	224
Intangible assets | Enterprise
Disclosure of operating segments [line items]
Capital expenditure	218	184	192
Intangible assets | Global
Disclosure of operating segments [line items]
Capital expenditure	123	93	92
Intangible assets | Openreach
Disclosure of operating segments [line items]
Capital expenditure	103	82	70
Intangible assets | Other
Disclosure of operating segments [line items]
Capital expenditure	55	49	64
Property, plant and equipment
Disclosure of operating segments [line items]
Capital expenditure	3,170	3,283	2,880
Property, plant and equipment | Consumer
Disclosure of operating segments [line items]
Capital expenditure	657	672	590
Property, plant and equipment | Enterprise
Disclosure of operating segments [line items]
Capital expenditure	283	367	405
Property, plant and equipment | Global
Disclosure of operating segments [line items]
Capital expenditure	100	152	186
Property, plant and equipment | Openreach
Disclosure of operating segments [line items]
Capital expenditure	2,005	1,999	1,629
Property, plant and equipment | Other
Disclosure of operating segments [line items]
Capital expenditure	£ 125	£ 93	£ 70